Employee Benefits, Multiemployer Pension Plans (Details) (Multiemployer Pension Plans Member, USD $)	3 Months Ended
Mar. 31, 2012
Monthly contributions per hour worked by each bargaining unit employee	$ 1.00
Florence, Alabama facility
Monthly contributions per hour worked by each bargaining unit employee	1.25
Starting July 2010 | Newark, Ohio and Spokane, Washington facilities
Monthly contributions per hour worked by each bargaining unit employee	1.25
Starting July 2015 | Newark, Ohio and Spokane, Washington facilities
Monthly contributions per hour worked by each bargaining unit employee	1.50
Minimum
Estimated annual contribution to pension and other postretirement benefit plans	2,000,000
Maximum
Estimated annual contribution to pension and other postretirement benefit plans	$ 4,000,000